Note 11 - Stock Option and Warrants - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Expected volatility
Expected life (in years) (Year)		4 years 73 days	4 years 73 days	4 years 73 days	4 years 73 days
Estimated forfeiture rates	20.00%		20.00%
Weighted average per share grant date fair value (in dollars per share)		$ 99.75	$ 9.65	$ 110.25	$ 55.50	$ 51
Stock-based compensation	$ 207,064	$ 192,812	$ 874,888	$ 629,671
Maximum [Member]
Risk-free interest rate		1.00%	1.70%	1.40%	1.80%	1.70%
Expected volatility		79.00%	113.00%	83.00%	110.00%	77.00%
Expected life (in years) (Year)						4 years 73 days
Estimated forfeiture rates		7.00%		7.00%	20.00%	10.00%
Minimum [Member]
Risk-free interest rate		0.90%	1.60%	0.90%	0.90%	1.50%
Expected volatility		78.00%	110.00%	78.00%	78.00%	58.00%
Expected life (in years) (Year)						4 years 36 days
Estimated forfeiture rates		1.00%		1.00%	1.00%	1.00%